Leases (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 31, 2020	Dec. 31, 2023
Leases [Line Items]
Lease periods expiring			lease periods expiring between 2024 and 2034
Additional lease years		10 years
Expiry dates and renewal options, description			expiry dates varying between 2024 and 2026, with renewal options varying between 2024 and 2029
Terminate lease, term			terminate the lease after a 4-year term following a 12-month notice in advance, and an option to renew the lease to an additional 5-year term
Operating lease term	12 years